General (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General [Abstract]
Company incorporation date		Feb. 28, 2008
Percentage of reduction rate of surgical site	60.00%
Cash and cash equivalents		$ 6,402	$ 15,641	$ 5,309
Net loss		(34,169)	(29,022)	(23,865)
Cash flows from operating activities		(27,879)	(21,963)	$ (17,236)
Accumulated deficit		$ (301,500)	$ (267,331)